Other income and expense	12 Months Ended
Dec. 31, 2018
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Other income and expense
6.	Other income and expense

Other income amounted to TL 241,435, TL 74,438 and TL 78,569 for the years ended 31 December 2018, 2017 and 2016, respectively.

Other expenses amounted to TL 381,582, TL 773,329 and TL 312,801 for years ended 31 December 2018, 2017 and 2016, respectively.

Other income for the years ended 31 December 2018 mainly consist of reversal of legal provisions, gain on sale of investments and fixed assets and gain on modification of lease contract .

Other income for the years ended 31 December 2017 and 2016 mainly consist of gain on sale of fixed assets and reversal of legal provisions (Note 37).

Other expenses for the year ended 31 December 2018 mainly consist of donations and litigation expenses, loss on modification of lease contract.

Other income for the year ended 31 December 2017 and 2016 mainly consist of donations and litigation expenses (Note 37).